Treasury shares	12 Months Ended
Dec. 31, 2023
Treasury shares transaction [line items]
Treasury shares
28. Treasury shares

	Number of shares 000s	£m
At 31 December 2021	1,571	12

Purchase of treasury shares	4,513	37

Release of treasury shares	(4,220)	(34)

At 31 December 2022	1,864	15
Purchase of treasury shares	3,991	35

Release of treasury shares	(3,695)	(31)

At 31 December 2023	2,160	19
The Group holds Pearson plc shares in trust to satisfy its obligations under its restricted share plans (see note 26). These shares, representing 0.3% (2022: 0.3%) of called-up
share capital, are treated as treasury shares for accounting purposes and have a par value of 25p per share.
The nominal value of Pearson plc treasury shares amounts to £0.5m (2022: £0.5m). Dividends on treasury shares are waived.
At 31 December 2023, the market value of Pearson plc treasury shares was £21m (2022: £18m). The gross book value of the shares at 31 December 2023 amounts to £19m (2022: £15m).